Debt - Schedule of Future Principal Payments on Debt (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Total future principal payments		$ 7,012	$ 16,365
Hercules Term Loan [Member]
Line of Credit Facility [Line Items]
Total future principal payments	$ 2,319	7,012	$ 734
Hercules Term Loan [Member] | Convertible Notes Payable [Member]
Line of Credit Facility [Line Items]
2017, net		6,779
2018, net		642
Total future principal payments		$ 7,421